Document and Entity Information (USD $)	3 Months Ended
Mar. 31, 2012
Document and Entity Information
Entity Registrant Name	DANE EXPLORATION INC.
Document Type	S-1
Document Period End Date	Mar. 31, 2012
Amendment Flag	true
Entity Central Index Key	0001511325
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding	50,000,000
Entity Public Float	$ 25,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Amendment Description	Amendment #1